Long-Term and Other Short-Term Borrowings - Summary of Long-term and Other Short-term Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Long term debt	$ 193,032	$ 185,289	$ 208,052	$ 160,128
Less current maturities	(191,580)	(14,909)	(22,964)	(16,298)
Less unamortized deferred financing costs	(1,452)	(1,285)	(1,547)	(791)
Long-term debt and lease obligation	0	169,095	183,541	143,039
January 2022 | Unsecured convertible promissory note
Debt Instrument [Line Items]
Long term debt		0	2,917
Dec 31 2021 | Unsecured convertible promissory note
Debt Instrument [Line Items]
Long term debt		0	5,834
Borrowings
Debt Instrument [Line Items]
Long term debt				28,757
Secured Overnight Financing Rate (SOFR) | Borrowings
Debt Instrument [Line Items]
Long term debt	13,564
Base Rate | Borrowings
Debt Instrument [Line Items]
Long term debt	0	40,776	45,084	16,174
Secured Debt | Convertible Promissory Note
Debt Instrument [Line Items]
Long term debt				9,500
Unsecured Promissory Note
Debt Instrument [Line Items]
Long term debt				875
Notes Payable to Bank
Debt Instrument [Line Items]
Long term debt	49
Notes Payable to Bank | April 2023
Debt Instrument [Line Items]
Long term debt	60	593	1,227	1,836
Notes Payable to Bank | March 2024
Debt Instrument [Line Items]
Long term debt	719	1,246	1,876
Notes Payable to Bank | March 2026
Debt Instrument [Line Items]
Long term debt	1,972
Notes Payable to Bank | July 2024
Debt Instrument [Line Items]
Long term debt		0	37,892
Notes Payable to Bank | London Inter bank Offered Rates LIBOR [Member]
Debt Instrument [Line Items]
Long term debt	0	76,792	81,055	96,461
Notes Payable to Bank | London Inter bank Offered Rates LIBOR [Member] | July 2024
Debt Instrument [Line Items]
Long term debt		65,882	29,250	0
Notes Payable to Bank | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Long term debt	143,986
Unsecured Note
Debt Instrument [Line Items]
Long term debt				$ 6,525
Delayed Draw Term Loan | London Inter bank Offered Rates LIBOR [Member] | December 2022
Debt Instrument [Line Items]
Long term debt	0	$ 65,882
Delayed Draw Term Loan | Secured Overnight Financing Rate (SOFR) | December 2027
Debt Instrument [Line Items]
Long term debt	29,000
Equipment Term Loan | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Long term debt	$ 3,682